MORGAN STANLEY SPECIAL GROWTH FUND
522 Fifth Avenue
New York, New York 10036
VIA EDGAR
July 6, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Morgan Stanley Special Growth Fund File Nos. 33-48765; 811-6711
Ladies and Gentlemen:
         On behalf of Morgan Stanley Special Growth Fund (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on June 29, 2010, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on June 29, 2010, accession number 0000950123-10-062378.
             If you have any questions, please feel free to contact me at 212.296.6989 (tel) or 646.290.2042 (fax).

Very truly yours,
/s/ Sheri Schreck
Sheri Schreck Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.